UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04873
The GAMCO Growth Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The GAMCO Growth Fund
Annual Report
December 31, 2009

Howard F. Ward, CFA
To Our Shareholders
     The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification would cover the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.
     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
     Enclosed are the audited financial statements including the investment portfolio as of December 31, 2009 with a description of factors that affected the performance during the past year.
Performance Discussion (Unaudited)
     For the year ended December 31, 2009, The GAMCO Growth Fund (the “Fund”) (Class AAA) net asset value (“NAV”) per share returned 45.71%, compared with 37.21% for the Russell 1000 Growth Index and 26.47% for the Standard & Poor’s 500 Stock Index.
     The economy began to grow again in the third quarter and continues to improve although it remains premature to declare victory. To arrive at this point required an enormous injection of monetary and fiscal stimulus. Victory will only come once the economy is growing without stimulus and the unemployment rate declines well into single digits. The trends are positive. Both business and consumer confidence has turned up and spending has followed suit. The upturn in stocks that began in March did in fact lead the upturn in the economy by several months, which is more typical then not.
     For the year, our pro-cyclical stance had a positive impact on performance, with Technology, Materials, and Energy making the largest contribution to our results. In general, stocks that had declined the most in 2008 had the greatest rebound in 2009. For the most part, these were the most economically sensitive stocks, including Financials.
     For the year, the five holdings with the most positive impact on performance were Apple Inc., the Fund’s largest holding (5.0% of net assets as of December 31, 2009), Google Inc. (4.8%), MasterCard (1.7%), Rio Tinto (1.5%), and Freeport-McMoRan Copper & Gold (1.4%).
     For the year, the five holdings with the most negative impact on performance were Nestlé (1.2%), Gilead Sciences Inc. (0.8%), SunPower Corp. (0.5%), Caterpillar, and Siemens (1.3%).

Sincerely yours,

Bruce N. Alpert
February 19, 2010	President

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE GAMCO GROWTH FUND CLASS AAA SHARES AND THE S&P 500 INDEX (Unaudited)
Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Comparative Results
Average Annual Returns through December 31, 2009 (a) (Unaudited)

															Since
															Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		15 Year		20 Year		(4/10/87)
GAMCO Growth Fund Class AAA	6.74%		45.71%		(2.36)%		1.76%		(3.86)%		7.34%		7.54%		9.54%
S&P 500 Index	6.04		26.47		(5.62)		0.42		(0.95)		8.04		8.20		8.41
Russell 1000 Growth Index	7.94		37.21		(1.89)		1.63		(3.99)		6.87		7.48		7.84
Class A	6.70		45.63		(2.37)		1.75		(3.86)		7.34		7.54		9.54
	0.57	(b)	37.26	(b)	(4.28	)(b)	0.55	(b)	(4.43	)(b)	6.92	(b)	7.22	(b)	9.26 (b)
Class B	6.53		44.59		(3.10)		0.99		(4.29)		7.02		7.30		9.32
	1.53	(c)	39.59	(c)	(4.08	)(c)	0.60	(c)	(4.29)		7.02		7.30		9.32
Class C	6.49		44.53		(3.11)		0.98		(4.30)		7.02		7.29		9.32
	5.49	(d)	43.53	(d)	(3.11)		0.98		(4.30)		7.02		7.29		9.32
Class I	6.79		46.02		(2.23)		1.84		(3.82)		7.43		7.60		9.56
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. See page 9 for the expense ratios for the year ended December 31, 2009. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.
The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The GAMCO Growth Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from July 1, 2009 through December 31, 2009	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/09	12/31/09	Ratio	Period*
The GAMCO Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,222.10	1.50%	$8.40
Class A	$1,000.00	$1,221.60	1.51%	$8.46
Class B	$1,000.00	$1,217.20	2.26%	$12.63
Class C	$1,000.00	$1,217.30	2.25%	$12.57
Class I	$1,000.00	$1,232.50	1.25%	$7.03

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.64	1.50%	$7.63
Class A	$1,000.00	$1,017.59	1.51%	$7.68
Class B	$1,000.00	$1,013.81	2.26%	$11.47
Class C	$1,000.00	$1,013.86	2.25%	$11.42
Class I	$1,000.00	$1,018.90	1.25%	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of December 31, 2009:
The GAMCO Growth Fund

Technology	28.2%
Energy	19.3%
Health Care	13.7%
Materials and Processing	10.3%
Producer Durables	9.0%
Consumer Staples	7.8%
Financial Services	5.9%
Consumer Discretionary	3.8%
Utilities	1.9%
U.S. Government Obligations	0.4%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Growth Fund
Schedule of Investments — December 31, 2009

			Market
Shares		Cost	Value

	COMMON STOCKS — 99.9%
	TECHNOLOGY — 28.2%
	Electronics — 2.2%
205,000	Corning Inc.	$5,221,330	$3,958,550
340,000	Intel Corp.	8,055,456	6,936,000
80,000	Trimble Navigation Ltd.†	3,188,211	2,016,000

		16,464,997	12,910,550

	Information Technology — 19.7%
260,000	Adobe Systems Inc.†	9,434,039	9,562,800
138,000	Apple Inc.†	21,926,516	29,098,680
44,900	Google Inc., Cl. A†	19,552,758	27,837,102
164,000	International Business Machines Corp.	19,782,770	21,467,600
885,000	Microsoft Corp.	22,533,871	26,983,650

		93,229,954	114,949,832

	Telecommunications — 6.3%
441,000	Cisco Systems Inc.†	12,694,948	10,557,540
60,000	Harris Corp.	3,468,824	2,853,000
400,000	QUALCOMM Inc.	15,894,043	18,504,000
70,000	Research In Motion Ltd.†	5,275,776	4,727,800

		37,333,591	36,642,340

	TOTAL TECHNOLOGY	147,028,542	164,502,722

	ENERGY — 19.3%
65,000	Anadarko Petroleum Corp.	3,958,425	4,057,300
107,000	Apache Corp.	10,976,410	11,039,190
118,000	Chesapeake Energy Corp.	4,233,699	3,053,840
148,000	Devon Energy Corp.	12,939,421	10,878,000
45,000	EOG Resources Inc.	4,012,552	4,378,500
65,300	First Solar Inc.†	9,235,335	8,841,620
45,000	FMC Technologies Inc.†	2,586,203	2,602,800
210,000	Hess Corp.	14,952,019	12,705,000
107,000	Murphy Oil Corp.	7,593,727	5,799,400
55,000	National Oilwell Varco Inc.	1,754,584	2,424,950
65,000	Noble Corp.	3,167,573	2,645,500
95,000	Occidental Petroleum Corp.	6,955,070	7,728,250
40,000	Oceaneering International Inc.†	2,790,707	2,340,800
175,000	Petroleo Brasileiro SA, ADR	7,636,021	7,418,250
175,000	Southwestern Energy Co.†	7,501,801	8,435,000
145,000	SunPower Corp., Cl. B†	3,876,245	3,037,750
65,556	Transocean Ltd.†	8,087,825	5,428,037
115,000	Vestas Wind Systems A/S†	9,141,022	7,022,935
56,250	XTO Energy Inc.	2,819,169	2,617,313

	TOTAL ENERGY	124,217,808	112,454,435

			Market
Shares		Cost	Value

	HEALTH CARE — 13.7%
240,000	Abbott Laboratories	$11,925,587	$12,957,600
28,000	Alcon Inc.	3,556,624	4,601,800
234,000	Baxter International Inc.	12,543,522	13,731,120
58,000	Becton, Dickinson and Co.	4,012,342	4,573,880
70,000	Celgene Corp.†	3,566,009	3,897,600
105,000	Gilead Sciences Inc.†	4,765,912	4,544,400
10,000	Novo Nordisk A/S, ADR	681,859	638,500
25,000	Novo Nordisk A/S, Cl. B	1,695,683	1,598,967
10,000	Roche Holding AG	1,677,379	1,699,454
225,000	St. Jude Medical Inc.†	9,017,854	8,275,500
85,000	Stryker Corp.	5,287,070	4,281,450
270,000	Teva Pharmaceutical Industries Ltd., ADR	13,917,386	15,168,600
85,000	Varian Medical Systems Inc.†	3,597,909	3,982,250

	TOTAL HEALTH CARE	76,245,136	79,951,121

	MATERIALS AND PROCESSING — 10.3%
190,000	Agnico-Eagle Mines Ltd.	10,539,827	10,260,000
105,000	Freeport-McMoRan Copper & Gold Inc.†	7,697,213	8,430,450
101,000	Monsanto Co.	6,934,520	8,256,750
165,000	Newmont Mining Corp.	7,354,735	7,806,150
86,000	Potash Corp. of Saskatchewan Inc.	7,946,506	9,331,000
41,000	Rio Tinto plc, ADR	7,249,798	8,830,990
45,000	Syngenta AG, ADR	2,855,115	2,532,150
74,000	The Mosaic Co.	2,307,603	4,420,020

	TOTAL MATERIALS AND PROCESSING	52,885,317	59,867,510

	PRODUCER DURABLES — 9.0%
160,000	ABB Ltd., ADR	4,277,294	3,056,000
50,000	Cummins Inc.	1,205,281	2,293,000
75,000	Emerson Electric Co.	3,405,536	3,195,000
110,000	FLIR Systems Inc.†	3,661,751	3,599,200
32,000	Flowserve Corp.	2,156,361	3,024,960
210,000	ITT Corp.	10,024,262	10,445,400
111,800	Jardine Matheson Holdings Ltd.	3,083,137	3,374,124
40,000	Joy Global Inc.	992,004	2,063,600
75,000	PACCAR Inc.	2,101,323	2,720,250
50,000	Rockwell Collins Inc.	2,672,444	2,768,000
84,000	Siemens AG	8,329,030	7,732,041
115,000	United Technologies Corp.	7,033,264	7,982,150

	TOTAL PRODUCER DURABLES	48,941,687	52,253,725

See accompanying notes to financial statements.

The GAMCO Growth Fund
Schedule of Investments (Continued) — December 31, 2009

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES — 7.8%
55,000	Colgate-Palmolive Co.	$4,701,166	$4,518,250
74,122	Danone	4,390,745	4,551,006
145,000	Nestlé SA	7,084,842	7,036,589
145,000	PepsiCo Inc.	8,791,099	8,816,000
105,000	The Coca-Cola Co.	6,086,862	5,985,000
190,000	The Procter & Gamble Co.	11,190,626	11,519,700
80,000	Walgreen Co.	3,116,575	2,937,600

	TOTAL CONSUMER STAPLES	45,361,915	45,364,145

	FINANCIAL SERVICES — 5.9%
317,000	Cheung Kong (Holdings) Ltd.	3,992,575	4,100,794
39,500	MasterCard Inc., Cl. A	6,928,036	10,111,210
126,500	Standard Chartered plc	2,997,454	3,218,076
226,000	Sun Hung Kai Properties Ltd.	3,169,360	3,389,971
178,000	Swire Pacific Ltd., Cl. A	1,893,028	2,158,021
165,000	The Charles Schwab Corp.	3,034,868	3,105,300
95,000	Visa Inc., Cl. A	6,171,436	8,308,700

	TOTAL FINANCIAL SERVICES	28,186,757	34,392,072

	CONSUMER DISCRETIONARY — 3.8%
25,000	Amazon.com Inc.†	1,651,125	3,363,000
60,000	Coach Inc.	1,660,629	2,191,800
70,000	Costco Wholesale Corp.	3,603,868	4,141,900
70,000	NIKE Inc., Cl. B	3,564,317	4,624,900
25,000	Polo Ralph Lauren Corp.	1,126,872	2,024,500
72,400	Tiffany & Co.	1,594,904	3,113,200
89,800	Under Armour Inc., Cl. A†	1,892,451	2,448,846

	TOTAL CONSUMER DISCRETIONARY	15,094,166	21,908,146

	UTILITIES — 1.9%
150,000	EDP Renovaveis SA†	1,517,858	1,425,663
155,000	FPL Group Inc.	7,943,237	8,187,100
280,000	Iberdrola Renovables SA	1,380,068	1,332,626

	TOTAL UTILITIES	10,841,163	10,945,389

	TOTAL COMMON STOCKS	548,802,491	581,639,265

Principal			Market
Amount		Cost	Value

	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$2,530,000	U.S. Treasury Cash Management Bill, 0.157%††, 06/10/10	$2,528,249	$2,528,103

	TOTAL INVESTMENTS — 100.3%	$551,330,740	584,167,368

	Other Assets and Liabilities (Net) — (0.3)%		(1,966,411)

	NET ASSETS — 100.0%		$582,200,957

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt.
See accompanying notes to financial statements.

The GAMCO Growth Fund
Statement of Assets and Liabilities
December 31, 2009

Assets:
Investments, at value (cost $551,330,740)	$584,167,368
Foreign currency, at value (cost $5)	5
Receivable for Fund shares sold	60,985
Dividends receivable	421,785
Prepaid expenses	44,261

Total Assets	584,694,404

Liabilities:
Payable to custodian	15,929
Payable for Fund shares redeemed	1,433,462
Payable for investment advisory fees	493,338
Payable for distribution fees	123,679
Payable for accounting fees	11,250
Payable for shareholder services fees	197,899
Payable for shareholder communications expenses	146,616
Other accrued expenses	71,274

Total Liabilities	2,493,447

Net Assets applicable to 20,432,990 shares outstanding	$582,200,957

Net Assets Consist of:
Paid-in capital	$1,469,617,726
Accumulated net realized loss on investments and foreign currency transactions	(920,256,087)
Net unrealized appreciation on investments	32,836,628
Net unrealized appreciation on foreign currency translations	2,690

Net Assets	$582,200,957

Shares of Beneficial Interest:
Class AAA:
Net Asset Value, offering, and redemption price per share ($575,202,748 ÷ 20,184,930 shares outstanding, at $0.01 par value; unlimited number of shares authorized)	$28.50

Class A:
Net Asset Value and redemption price per share ($1,237,020 ÷ 43,398 shares outstanding, at $0.01 par value; unlimited number of shares authorized)	$28.50

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$30.24

Class B:
Net Asset Value and offering price per share ($263,027 ÷ 9,657.6 shares outstanding, at $0.01 par value; unlimited number of shares authorized)	$27.24	(a)

Class C:
Net Asset Value and offering price per share ($1,620,348 ÷ 59,499 shares outstanding, at $0.01 par value; unlimited number of shares authorized)	$27.23	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($3,877,814 ÷ 135,505 shares outstanding, at $0.01 par value; unlimited number of shares authorized)	$28.62

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Year Ended December 31, 2009

Investment Income:
Dividends (net of foreign taxes of $104,840)	$7,521,993
Interest	6,405

Total Investment Income	7,528,398

Expenses:
Investment advisory fees	5,162,098
Distribution fees — Class AAA	1,275,604
Distribution fees — Class A	2,327
Distribution fees — Class B	2,186
Distribution fees — Class C	14,197
Shareholder services fees	723,621
Shareholder communications expenses	377,046
Trustees’ fees	85,000
Custodian fees	81,137
Legal and audit fees	48,532
Accounting fees	45,000
Registration expenses	44,770
Interest expense	1,675
Miscellaneous expenses	63,810

Total Expenses	7,927,003

Net Investment Loss	(398,605)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(77,478,398)
Net realized loss on foreign currency transactions	(3,866)

Net realized loss on investments and foreign currency transactions	(77,482,264)

Net change in unrealized appreciation:
on investments	272,240,888
on foreign currency translations	4,802

Net change in unrealized appreciation on investments and foreign currency translations	272,245,690

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	194,763,426

Net Increase in Net Assets Resulting from Operations	$194,364,821

See accompanying notes to financial statements.

The GAMCO Growth Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Operations:
Net investment loss	$(398,605)	$(2,301,704)
Net realized loss on investments and foreign currency transactions	(77,482,264)	(17,921,581)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	272,245,690	(394,048,663)

Net Increase/(Decrease) in Net Assets Resulting from Operations	194,364,821	(414,271,948)

Shares of Beneficial Interest Transactions:
Class AAA	(72,334,029)	(78,506,781)
Class A	164,195	612,577
Class C	(330,845)	1,486,759
Class I	(247,375)	4,144,903

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(72,748,054)	(72,262,542)

Redemption Fees	1,551	1,943

Net Increase/(Decrease) in Net Assets	121,618,318	(486,532,547)

Net Assets:
Beginning of period	460,582,639	947,115,186

End of period (including undistributed net investment income of $0 and $0, respectively)	$582,200,957	$460,582,639

See accompanying notes to financial statements.

The GAMCO Growth Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Income from Investment Operations							Ratios to Average Net Assets/
			Net						Supplemental Data
	Net Asset	Net	Realized and	Total		Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from		Value,		End of	Investment			Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Redemption	End of	Total	Period	Income		Operating	Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses	Rate††
Class AAA
2009	$19.56	$(0.02)	$8.96	$8.94	$0.00	$28.50	45.7%	$575,203	(0.08)%		1.53%	83%
2008	36.17	(0.09)	(16.52)	(16.61)	0.00	19.56	(45.9)	455,357	(0.31)		1.40	93
2007	30.62	(0.16)	5.71	5.55	0.00	36.17	18.1	945,068	(0.49)		1.45	91
2006	28.81	(0.05)	1.86	1.81	0.00	30.62	6.3	956,811	(0.19)		1.44	57
2005	26.12	(0.13)	2.82	2.69	0.00	28.81	10.3	1,139,640	(0.48)		1.49	39
Class A
2009	$19.57	$(0.02)	$8.95	$8.93	$0.00	$28.50	45.6%	$1,237	(0.08)%		1.53%	83%
2008	36.18	(0.08)	(16.53)	(16.61)	0.00	19.57	(45.9)	737	(0.29)		1.40	93
2007	30.63	(0.08)	5.63	5.55	0.00	36.18	18.1	707	(0.23)		1.45	91
2006	28.82	(0.06)	1.87	1.81	0.00	30.63	6.3	276	(0.19)		1.44	57
2005	26.13	(0.12)	2.81	2.69	0.00	28.82	10.3	274	(0.43)		1.47	39
Class B
2009	$18.84	$(0.19)	$8.59	$8.40	$0.00	$27.24	44.6%	$263	(0.84)%		2.28%	83%
2008	35.10	(0.30)	(15.96)	(16.26)	0.00	18.84	(46.3)	182	(1.06)		2.15	93
2007	29.93	(0.40)	5.57	5.17	0.00	35.10	17.2	339	(1.23)		2.20	91
2006	28.38	(0.27)	1.82	1.55	0.00	29.93	5.5	289	(0.94)		2.19	57
2005	25.93	(0.32)	2.77	2.45	0.00	28.38	9.5	274	(1.22)		2.24	39
Class C
2009	$18.84	$(0.18)	$8.57	$8.39	$0.00	$27.23	44.5%	$1,620	(0.82)%		2.28%	83%
2008	35.10	(0.28)	(15.98)	(16.26)	0.00	18.84	(46.3)	1,467	(1.05)		2.15	93
2007	29.93	(0.40)	5.57	5.17	0.00	35.10	17.2	1,001	(1.23)		2.20	91
2006	28.38	(0.27)	1.82	1.55	0.00	29.93	5.5	401	(0.95)		2.19	57
2005	25.93	(0.32)	2.77	2.45	0.00	28.38	9.5	553	(1.21)		2.23	39
Class I
2009	$19.60	$0.04	$8.98	$9.02	$0.00	$28.62	46.0%	$3,878	0.17%		1.28%	83%
2008 (c)	33.70	0.00 (b)	(14.10)	(14.10)	0.00	19.60	(41.8)	2,840	0.00	(d)(e)	1.15 (d)	93

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(d)	Annualized.

(e)	Amount represents less than 0.005%.
See accompanying notes to financial statements.

The GAMCO Growth Fund
Notes to Financial Statements
1. Organization. The GAMCO Growth Fund (the “Fund”) was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Growth Fund
Notes to Financial Statements (Continued)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$581,639,265
Level 2 — Other Significant Observable Inputs*	2,528,103

Total	$584,167,368

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of the portfolio holdings.
There were no Level 3 investments held at December 31, 2008 or December 31, 2009.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The GAMCO Growth Fund
Notes to Financial Statements (Continued)
In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders, if any, are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions and write-offs of net operating loss. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2009, reclassifications were made to decrease accumulated net investment loss by $398,605 and increase accumulated net realized loss on investments and foreign currency transactions by $19,808, with an offsetting adjustment to additional paid in capital.
No distributions were made during the years ended December 31, 2009 and 2008.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(906,984,213)
Net unrealized appreciation on investments and foreign currency translations	19,567,444

Total	$(887,416,769)

At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $906,984,213, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; $1,141,675 is available through 2012; $18,485,136 is available through 2016; and $67,392,144 is available through 2017.

The GAMCO Growth Fund
Notes to Financial Statements (Continued)
At December 31, 2009, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$564,602,613	$59,832,113	$(40,267,358)	$19,564,755
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee, Proxy Voting Committee, and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations, aggregated $416,713,703 and $487,381,190, respectively.

The GAMCO Growth Fund
Notes to Financial Statements (Continued)
Sales of U.S. Government obligations for the year ended December 31, 2009, other than short-term obligations, aggregated $684,409.
6. Transactions with Affiliates. During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $16,440 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $6,500 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2009, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2009, there were no borrowings under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2009 was $33,414 with a weighted average interest rate of 1.23%. The maximum amount borrowed at any time during the year ended December 31, 2009 was $1,564,000.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2009 and December 31, 2008 amounted to $1,551 and $1,943, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund,

The GAMCO Growth Fund
Notes to Financial Statements (Continued)
or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
	December 31, 2009		December 31, 2008*
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	1,248,178	$28,547,900	1,875,009	$53,412,799
Shares redeemed	(4,343,445)	(100,881,929)	(4,723,631)	(131,919,580)

Net decrease	(3,095,267)	$(72,334,029)	(2,848,622)	$(78,506,781)

Class A
Shares sold	22,812	$568,856	28,643	$874,485
Shares redeemed	(17,076)	(404,661)	(10,520)	(261,908)

Net increase	5,736	$164,195	18,123	$612,577

Class C
Shares sold	13,413	$316,290	68,214	$1,974,053
Shares redeemed	(31,795)	(647,135)	(18,871)	(487,294)

Net increase/(decrease)	(18,382)	$(330,845)	49,343	$1,486,759

Class I
Share sold	61,341	$1,460,614	165,715	$4,613,871
Shares redeemed	(70,745)	(1,707,989)	(20,806)	(468,968)

Net increase/(decrease)	(9,404)	$(247,375)	144,909	$4,144,903

*	From the commencement of offering Class I Shares on January 11, 2008.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The GAMCO Growth Fund
Notes to Financial Statements (Continued)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 25, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of
The GAMCO Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The GAMCO Growth Fund (hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
February 25, 2010

The GAMCO Growth Fund
Additional Fund Information (Unaudited)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Growth Fund at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Trustee	During Past Five Years	Held by Trustee[4]
INTERESTED TRUSTEES[3]:
Mario J. Gabelli Trustee Age: 67	Since 1992	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)
John D. Gabelli Trustee Age: 65	Since 1995	10	Senior Vice President of Gabelli & Company, Inc.	—
Anthony Torna, Sr. Trustee Age: 83	Since 1987	1	Registered Representative, Maxim Group LLC from 2002; Investec Ernst & Company, 2001-2002	—
INDEPENDENT TRUSTEES[5]:
Anthony J. Colavita Trustee Age: 74	Since 1989	34	President of the law firm of Anthony J. Colavita, P.C.	—
James P. Conn Trustee Age: 71	Since 1992	18	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (insurance holding company) (1992-1998)	—
Dugald A. Fletcher Trustee Age: 80	1989-1996 2000-present	2	President, Fletcher & Company, Inc.	Director of Harris and Harris Group, Inc. (venture capital)
Robert J. Morrissey Trustee Age: 70	Since 2001	6	Partner in the law firm of Morrissey, Hawkins & Lynch	—
Anthony R. Pustorino Trustee Age: 84	Since 1987	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing)
Anthonie C. van Ekris Trustee Age: 75	1987-1989 1992-present	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—
Salvatore J. Zizza Trustee Age: 64	1987-1996 2000-present	28	Chairman of Zizza & Co., Ltd. (consulting)	Director of Hollis-Eden Pharmaceuticals (biotechnology); Director of Trans-Lux Corporation (busines services)

The GAMCO Growth Fund
Additional Fund Information (Continued) (Unaudited)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 58	Since 1994	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

1	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3	“Interested person” of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mr. Torna is considered an interested person because he is a registered broker with a firm to which the Fund Complex (but not the Fund) pays brokerage commissions. Mario J. Gabelli and John D. Gabelli are brothers.

4	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

5	Trustees who are not interested persons are considered “Independent” Trustees.

The GAMCO Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

James P. Conn	Anthony Torna
Former Chief Investment Officer	Maxim Group LLC
Financial Security Assurance
Holdings Ltd.

Dugald A. Fletcher	Anthonie C. van Ekris
President	Chairman
Fletcher & Company, Inc.	BALMAC International, Inc.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.
Officers and Portfolio Manager

Bruce N. Alpert	Howard F. Ward, CFA
President and Secretary	Portfolio Manager

Agnes Mullady	Peter D. Goldstein
Treasurer	Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
GAMCO
The
GAMCO
Growth
Fund

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ANNUAL REPORT
DECEMBER 31, 2009

GAB406Q409SR

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,900 for 2008 and $42,400 for 2009.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,800 for 2008 and $3,800 for 2009. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.
(e)	(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

		Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	N/A

(c)	100%

(d)	N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2009.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 3/5/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 3/5/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/5/10

*	Print the name and title of each signing officer under his or her signature.